BORROWINGS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2023	2022
HSBC Bank - Syndicated loan (United States)	155,980	—
BPIfrance Financement (France)	3,079	—
Liga Nacional de Fútbol Profesional (Spain)	—	1,938
Centro para el Desarrollo Tecnológico Industrial (Spain)	—	894
BBVA (Mexico)	—	760
Banco Desio (Italia)	—	15
Others	48	92
TOTAL	159,107	3,699

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2023	2022
Current
Bank loans	156,914	812
Other loans	2	2,026
Sub-Total	156,916	2,838
Non-current
Bank loans	2,191	55
Other loans	—	806
Sub-Total	2,191	861
TOTAL	159,107	3,699

On November 1, 2018, Globant, LLC, the Company's U.S. subsidiary, entered into an Amended and Restated ("A&R") Credit Agreement by and among certain financial institutions, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. The A&R Credit Agreement amended and restated the Credit Agreement dated as of August 3, 2017. Under the A&R Credit Agreement, Globant, LLC could have borrowed (i) up to 50,000 in a single borrowing on or prior to May 1, 2019 under a delayed-draw term loan facility and (ii) up to 150,000 under a revolving credit facility. In addition, Globant, LLC could have requested increases of the maximum amount available under the revolving facility in an aggregate amount not to exceed 100,000. The maturity date of the facilities was October 31, 2023. Pursuant to the terms of the A&R Credit Agreement, interest on loans extended thereunder shall accrue at a rate per annum equal to London Interbank Offered Rate ("LIBOR") plus 1.75%. Globant, LLC’s obligations under the A&R Credit Agreement were guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of Globant, LLC’s now owned and after-acquired assets. The A&R Credit Agreement contained certain customary negative and affirmative covenants.

On February 6, 2020, Globant, LLC, our US subsidiary (the "Borrower"), entered into a Second Amended and Restated Credit Agreement (the “Second A&R Credit Agreement”), by and among certain financial institutions listed therein, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. Under the Second A&R Credit Agreement, which amends and restates the existing A&R Credit Agreement dated as of November 1, 2018, the Borrower may borrow (i) up to $100 million in up to four borrowings on or prior to August 6, 2021 under a delayed-draw term loan facility and (ii) up to $250 million under a revolving credit facility. In addition, the Borrower may request increases of the maximum amount available under the revolving facility in an aggregate amount not to exceed $100 million. The maturity date of each of the facilities is February 5, 2025. Pursuant to the terms of the Second A&R Credit Agreement, interest on the loans extended thereunder shall accrue at a rate per annum equal to either (i) LIBOR plus 1.50%, or (ii) LIBOR plus 1.75%, determined based on the Borrower’s Maximum Total Leverage Ratio (as defined in the Second A&R Credit Agreement). The
Borrower’s obligations under the Second A&R Credit Agreement are guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of the Borrower’s now owned and after-acquired assets. The Seconds A&R Credit Agreement principally contains the following covenants: delivery of certain financial information; payment of obligations, including tax liabilities; use of proceeds only for transaction costs payments, for lawful general corporate purposes and working capital; Globant, LLC's Fixed Charge Coverage Ratio shall not be less than 1.25 to 1.00; Globant, LLC's Maximum Total Leverage Ratio shall not exceed 3.00 to 1.00; Globant, LLC or any of its subsidiaries shall not incur in any indebtedness, except for the ones detailed in the agreement; Globant, LLC or any of its subsidiaries shall not assume any Lien; advances to officers, directors and employees of the Borrower and Subsidiaries in an aggregate amount not to exceed 50 outstanding at any time; restricted payments not to exceed 10,000 per year; Globant, LLC shall not maintain intercompany payables owed to any of its Argentina Affiliates except to the extent (i) such payables are originated in transactions made in the ordinary course of business and (ii) the aggregate amount of such payables do not exceed an amount equal to five times the average monthly amount of such Affiliates’ billings for the immediately preceding 12 month period; Globant, LLC's capital expenditures limited to 10% the Company's consolidated net revenue per year and Globant, LLC's annual revenue is to remain at no less than 60% of the Company's consolidated annual revenue; among others.

On June 2, 2022 the Company signed an amendment and restated the credit agreement with HSBC, pursuant to which the LIBOR rate was replaced by a Secured Overnight Financing Rate ("SOFR") plus 0.10%.

On May 31, 2023, Globant, LLC (the “Borrower”), the U.S. subsidiary of the Company, entered into a Fourth Amended and Restated Credit Agreement (the “Credit Agreement”) with HSBC Bank USA, N.A. as administrative agent, issuing bank and swingline lender and certain financial institutions listed therein as lenders.Under the Credit Agreement, the Borrower may borrow up to $725 million under a revolving credit facility. In addition, the Borrower may request increases of the maximum amount available under the revolving facility, and may request term loan tranches, in an aggregate amount not to exceed $350 million plus additional amounts, so long as the Maximum Net Leverage Ratio (as defined in the Credit Agreement) does not exceed 3.00 to 1.00 after giving effect thereto. The maturity date of each loan is May 30, 2028. Interest on the loans will accrue at a rate per annum equal to either (i) SOFR plus 0.10% plus between 1.25% and 1.875%, or (ii) the Alternate Base Rate (as defined in the Credit Agreement) plus between 0.25% and 0.875%, at the option of the Borrower. Undrawn commitment under the revolving credit facility are subject to a commitment fee at a rate per annum of 0.15% to 0.25%. The applicable margin and the commitment fee rate will be determined quarterly based upon the Maximum Net Leverage Ratio. The Borrower’s obligations under the Credit Agreement are guaranteed by the Company, its subsidiary, Globant España S.A., and the Borrower’s subsidiary Globant IT Services Corp. (the “Subsidiary Guarantor”), and are secured by substantially all of the Borrower’s and the Subsidiary Guarantor’s now owned and after-acquired assets. The Credit Agreement also contains certain customary negative and affirmative covenants, which compliance may limit the flexibility of the Company in operating its business and its ability to take actions that might be advantageous to the Company and its shareholders. The Borrower is required to comply with two financial maintenance covenants, which are tested quarterly: (i) a minimum interest coverage ratio of 3.00 to 1.00 and (ii) a Maximum Net Leverage Ratio of 3.50 to 1.00.

Movements in borrowings are analyzed as follows:

	As of December 31,
	2023	2022	2021

Balance at the beginning of year	3,699	12,240	25,968
Borrowings related to business combination (note 26.2) (1) (4)	30,695	3,010	2,538
Proceeds from new borrowings (2) (5)	395,621	—	13,500
Payment of borrowings (3) (5)	(275,889)	(10,760)	(30,216)
Accrued interest (4)	4,106	2,491	915
Foreign exchange (4)	—	(3,127)	(375)
Translation (4)	875	(155)	(90)
TOTAL	159,107	3,699	12,240

(1) Relates to a line of credit granted by J.P.Morgan Chase & Co in USD to Experience IT and lines of credit granted by BPIfrance Financement and BNP Paribas in EUR to Pentalog with maturities between December 2026 and May 2028; and a loan granted by Python Midco S.a.r.l on December 10, 2020. As of December 31, 2023, these borrowings do not have any covenants.
(2)    During the year ended December 31, 2023, Globant LLC borrowed 395,000, under the Amended and Restated Credit Agreement with HSBC Bank USA, this loan will mature on May 30, 2028; according to the conditions agreed in the Fourth Amended and Restated Credit Credit Agreement on May 31, 2023.

(3) During the year ended December 31, 2023, the main payments were 243,344 by Globant LLC related to the principal amount and interests of the Amended and Restated Credit Agreement with HSBC Bank USA, 18,359 by Globant España related to the principal and interests of the loan owed by Python Bidco to Python Midco S.a.r.l, 6,225 by Pentalog related to the remaining principal amount and interest of BNP Paribas, 2,588 by Experience IT related to the remaining principal amount and interest of J.P.Morgan Chase & Co and 1,969 by Sports Reinvention Entertainment Group S.L to Liga Nacional de Fútbol Profesional related to the principal amount and interests. During the year ended December 31, 2022 , the main payments were 9,030 by Sistemas Globales, S.A to Banco Santander related to the principal amount and interests, and Hybrido Worldwide S.L. paid 808 related to the remaining principal amount and interests of the Banco Santander loan between January 3rd and May 23.

(4) Non-cash transactions.
(5) Cash transactions.